Information on geographical areas - Summary of additional information by country (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) Employee	Dec. 31, 2019 EUR (€) Employee	Dec. 31, 2018 EUR (€) Employee
Disclosure of geographical areas [line items]
Name of principal subsidiary	ING Groep N.V.
Average number of employees at full time equivalent basis | Employee	55,901	53,431	52,233
Total income	€ 17,227	€ 17,125	€ 18,324
Total assets	933,891	888,520	884,603
Result before tax	3,399	5,653	6,986
Taxation	1,070	1,652	2,116
Tax Paid	€ 1,734	€ 2,345	€ 1,602
Netherlands [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	ING Bank N.V.
Main activity	Wholesale / Retail
Average number of employees at full time equivalent basis | Employee	15,201	14,415	13,600
Total income	€ 5,100	€ 5,198	€ 6,130
Total assets	283,664	267,368	259,387
Result before tax	612	1,397	1,973
Taxation	285	437	738
Tax Paid	€ 588	€ 684	€ 528
Belgium [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	ING België N.V.
Main activity	Wholesale / Retail
Average number of employees at full time equivalent basis | Employee	7,397	7,694	8,248
Total income	€ 2,637	€ 2,277	€ 2,838
Total assets	133,269	121,813	120,287
Result before tax	212	291	898
Taxation	75	142	285
Tax Paid	€ 66	€ 258	€ 71
Luxembourg [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	ING Luxembourg S.A.
Main activity	Wholesale / Retail
Average number of employees at full time equivalent basis | Employee	855	841	791
Total income	€ 279	€ 292	€ 315
Total assets	15,290	16,608	13,310
Result before tax	100	123	199
Taxation	25	29	50
Tax Paid	€ 24	€ 17	€ 23
Poland [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	ING Bank Slaski S.A
Main activity	Wholesale / Retail
Average number of employees at full time equivalent basis | Employee	9,425	8,968	8,829
Total income	€ 1,399	€ 1,344	€ 1,229
Total assets	40,928	37,220	33,040
Result before tax	438	533	525
Taxation	131	141	128
Tax Paid	€ 232	€ 166	€ 169
Germany [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	ING DiBa A.G.
Main activity	Wholesale / Retail
Average number of employees at full time equivalent basis | Employee	5,059	4,639	4,625
Total income	€ 2,376	€ 2,141	€ 2,315
Total assets	162,539	147,642	144,861
Result before tax	896	1,032	1,203
Taxation	310	355	397
Tax Paid	€ 409	€ 460	€ 368
Romania [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale / Retail
Average number of employees at full time equivalent basis | Employee	3,049	2,575	2,269
Total income	€ 456	€ 457	€ 403
Total assets	8,526	7,424	7,112
Result before tax	141	221	183
Taxation	20	34	25
Tax Paid	€ 24	€ 34	€ 22
Spain [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale / Retail
Average number of employees at full time equivalent basis | Employee	1,228	1,233	1,201
Total income	€ 679	€ 706	€ 600
Total assets	29,899	26,118	23,757
Result before tax	104	249	195
Taxation	37	72	71
Tax Paid	€ 52	€ 90	€ 61
Italy [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale / Retail
Average number of employees at full time equivalent basis | Employee	1,025	959	911
Total income	€ 337	€ 269	€ 231
Total assets	13,747	15,726	16,991
Result before tax	44	(39)	(101)
Taxation	24	4	(24)
Tax Paid	€ 2	€ 4	€ 3
UK [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	709	692	672
Total income	€ 546	€ 594	€ 505
Total assets	64,676	61,088	64,016
Result before tax	97	214	180
Taxation	15	52	44
Tax Paid	€ 32	€ 40	€ 61
France [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale / Retail
Average number of employees at full time equivalent basis | Employee	737	659	620
Total income	€ 239	€ 308	€ 323
Total assets	11,555	12,058	12,063
Result before tax	(71)	70	111
Taxation	(17)	35	45
Tax Paid	€ 9	€ 48	€ 25
Russia [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	ING Bank (Eurasia) Z.A.O.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	297	293	277
Total income	€ 51	€ 93	€ 82
Total assets	1,035	1,499	1,449
Result before tax	3	68	25
Taxation	0	22	3
Tax Paid	€ (3)	€ 49	€ 13
Czech Republic [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale / Retail
Average number of employees at full time equivalent basis | Employee	355	339	306
Total income	€ 146	€ 88	€ 106
Total assets	3,848	4,494	6,278
Result before tax	59	10	39
Taxation	12	2	10
Tax Paid	€ 4	€ 5	€ 6
Hungary [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	131	138	141
Total income	€ 43	€ 24	€ 40
Total assets	1,092	1,299	1,227
Result before tax	6	(7)	5
Taxation	2	2	3
Tax Paid	€ 1	€ 2	€ 2
Slovakia [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	878	703	571
Total income	€ 18	€ 14	€ 14
Total assets	385	587	487
Result before tax	7	2	0
Taxation	3	0	1
Tax Paid	€ 1	€ (1)	€ 1
Ukraine [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	PJSC ING Bank Ukraine
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	108	111	109
Total income	€ 26	€ 43	€ 36
Total assets	335	481	368
Result before tax	16	31	22
Taxation	3	9	3
Tax Paid	€ 3	€ 6	€ 4
Austria [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING DiBa A.G.
Main activity	Wholesale / Retail
Average number of employees at full time equivalent basis | Employee	332	279	235
Total income	€ 75	€ 80	€ 85
Total assets	1,840	1,441	753
Result before tax	0	0	18
Taxation	(5)	1	6
Tax Paid	€ (14)	€ 1	€ (12)
Bulgaria [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	65	68	69
Total income	€ 13	€ 12	€ 9
Total assets	406	358	360
Result before tax	2	2	0
Taxation	0	0	0
Tax Paid	€ 0	€ 0	€ 0
Ireland [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	50	48	47
Total income	€ 72	€ 71	€ 68
Total assets	2,051	2,575	2,868
Result before tax	66	58	65
Taxation	8	8	8
Tax Paid	€ 8	€ 7	€ 6
Portugal [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	13	12	11
Total income	€ 16	€ 18	€ 18
Total assets	790	899	905
Result before tax	11	14	13
Taxation	7	4	4
Tax Paid	€ 4	€ 5	€ 2
Switzerland [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	256	257	244
Total income	€ 187	€ 234	€ 257
Total assets	7,939	8,577	8,266
Result before tax	88	126	169
Taxation	13	(36)	35
Tax Paid	€ 14	€ 22	€ 6
Canada [Member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Payvision Canada Services Ltd.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	1	1	1
Total income	€ 3	€ 3	€ 3
Total assets	0	1	2
Result before tax	0	0	0
Taxation	0	0	0
Tax Paid	€ 0	€ 0	€ 0
USA [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	ING Financial Holdings Corp.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	600	626	617
Total income	€ 720	€ 813	€ 736
Total assets	48,205	45,521	61,440
Result before tax	39	366	343
Taxation	16	118	61
Tax Paid	€ 38	€ 130	€ 67
Brazil [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	89	89	88
Total income	€ 30	€ 43	€ 35
Total assets	1,813	2,921	1,974
Result before tax	3	27	16
Taxation	19	6	9
Tax Paid	€ 4	€ 7	€ 3
Colombia [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	ING Capital Colombia S.A.S.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	3	3	3
Total income	€ 1	€ 1	€ 1
Total assets	2	2	2
Result before tax	0	0	0
Taxation	0	0	0
Tax Paid	€ 0	€ 0	€ 0
Mexico [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	ING Consulting, S.A. de C.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	7	8	8
Total income	€ 1	€ 1	€ 1
Total assets	2	2	2
Result before tax	(1)	(2)	(2)
Taxation	0	0	0
Tax Paid	€ 0	€ 0	€ 0
China [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	90	89	86
Total income	€ 26	€ 35	€ 37
Total assets	1,598	2,031	2,107
Result before tax	(2)	7	3
Taxation	1	(1)	7
Tax Paid	€ (5)	€ 0	€ 17
Japan [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	32	33	32
Total income	€ 29	€ 31	€ 36
Total assets	3,104	5,109	2,300
Result before tax	(1)	22	19
Taxation	(1)	8	5
Tax Paid	€ 2	€ 10	€ 3
Singapore [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	608	592	546
Total income	€ 353	€ 349	€ 340
Total assets	24,498	27,982	32,222
Result before tax	42	76	176
Taxation	8	13	21
Tax Paid	€ 7	€ 22	€ 12
Macau [Member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Payvision Macau Ltd.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	0	0	0
Total income	€ 0	€ 0	€ 0
Total assets	0	0	0
Result before tax	0	0	0
Taxation	0	€ 0	€ 0
Tax Paid	€ 0
Hong Kong [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	122	128	122
Total income	€ 92	€ 96	€ 110
Total assets	7,030	7,350	6,975
Result before tax	(9)	38	52
Taxation	(1)	7	8
Tax Paid	€ 15	€ 2	€ 12
Philippines [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale/ Retail
Average number of employees at full time equivalent basis | Employee	1,857	1,420	878
Total income	€ 13	€ 25	€ 17
Total assets	497	412	395
Result before tax	(26)	(11)	0
Taxation	6	(5)	3
Tax Paid	€ 2	€ 2	€ 1
South Korea [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	77	79	80
Total income	€ 66	€ 60	€ 55
Total assets	6,692	5,457	4,299
Result before tax	18	25	14
Taxation	4	7	3
Tax Paid	€ 10	€ 3	€ 6
Taiwan [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	34	34	33
Total income	€ 36	€ 26	€ 23
Total assets	3,160	2,873	2,839
Result before tax	19	10	7
Taxation	4	0	0
Tax Paid	€ 1	€ 3	€ (2)
Indonesia [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	PT ING Securities Indonesia
Main activity	In liquidation
Average number of employees at full time equivalent basis | Employee	0	0	3
Total income	€ 0	€ 0	€ 0
Total assets	5	6	6
Result before tax	0	0	0
Taxation	0	0	0
Tax Paid	€ 0	€ 0	€ 0
Malaysia [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	6	5	5
Total income	€ 1	€ 1	€ 1
Total assets	141	166	139
Result before tax	(1)	0	0
Taxation	0	0	0
Tax Paid	€ 0	€ 0	€ 0
India [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	0	0	0
Total income	€ 0	€ 0	€ 0
Total assets	0	0	1
Result before tax	0	0	0
Taxation	0	0	0
Tax Paid	€ 0	€ 0	€ 0
Turkey [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	ING Bank A.S.
Main activity	Wholesale / Retail
Average number of employees at full time equivalent basis | Employee	3,724	4,074	4,709
Total income	€ 420	€ 677	€ 678
Total assets	7,316	9,927	11,521
Result before tax	125	304	245
Taxation	27	66	50
Tax Paid	€ 25	€ 92	€ 11
United Arab Emirates [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	10	11	11
Total income	€ 0	€ (1)	€ 0
Total assets	1	0	0
Result before tax	(2)	(2)	(1)
Taxation	0	0	0
Tax Paid	€ 0	€ 0	€ 0
Australia [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	ING Bank (Australia) Ltd.
Main activity	Wholesale / Retail
Average number of employees at full time equivalent basis | Employee	1,472	1,319	1,234
Total income	€ 740	€ 701	€ 647
Total assets	46,014	43,482	39,673
Result before tax	362	400	389
Taxation	40	121	118
Tax Paid	€ 181	€ 177	€ 113
Mauritius [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	ING Mauritius Ltd.
Main activity	In liquidation
Average number of employees at full time equivalent basis | Employee	0	0	0
Total income	€ 0	€ 0	€ 1
Total assets	0	1	920
Result before tax	0	0	1
Taxation	0	0	0
Tax Paid	€ 0	€ 0	€ 0